Putnam Convertible Securities Fund
The fund's portfolio
1/31/21 (Unaudited)

CONVERTIBLE BONDS AND NOTES (80.0%)(a)
		Principal amount	Value
Airlines (1.6%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25		$12,078,000	$17,014,883

			17,014,883
Automotive (4.8%)
NIO, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/27 (China)		2,588,000	2,591,439
Tesla, Inc. cv. sr. unsec. notes 2.00%, 5/15/24		3,682,000	47,020,638

			49,612,077
Biotechnology (3.3%)
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27		10,204,000	14,602,556
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27		5,480,000	7,292,660
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26		4,420,000	4,726,417
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28		6,845,000	7,350,426

			33,972,059
Broadcasting (0.4%)
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26		3,967,000	3,967,000

			3,967,000
Cable television (2.6%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		11,482,000	10,587,467
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		3,306,000	4,045,869
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50		5,116,000	5,249,530
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49		6,873,000	7,161,666

			27,044,532
Commercial and consumer services (4.1%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26		6,331,000	6,283,606
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25		6,495,000	8,829,013
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25		5,988,000	6,852,024
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25		9,010,000	16,993,641
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27		3,491,000	3,938,866

			42,897,150
Communications equipment (0.7%)
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24		5,825,000	7,690,109

			7,690,109
Computers (10.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		7,251,000	8,323,162
Atlassian, Inc. cv. company guaranty sr. unsec. notes 0.625%, 5/1/23		3,175,000	9,010,335
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26		5,882,000	5,911,410
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%, 5/15/25		3,192,000	6,881,536
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25		6,604,000	6,707,500
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25		5,962,000	8,385,212
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		6,030,000	7,402,945
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26, (acquired from various dates from 1/10/20 to 11/4/20, cost $5,029,878)(RES)		4,785,000	8,816,363
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25		12,866,000	16,129,839
ServiceNow, Inc. cv. sr. unsec. unsub. notes zero %, 6/1/22		2,017,000	8,120,798
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25		5,571,000	7,388,096
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27		5,650,000	5,919,939
Talend SA cv. sr. unsec. notes 1.75%, 9/1/24, (acquired from 10/1/19 to 10/2/19, cost $3,743,871)(RES)	EUR	3,500,000	4,243,110
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23		$1,415,000	7,167,066

			110,407,311
Consumer services (7.1%)
Etsy, Inc. cv. sr. unsec. notes 0.125%, 10/1/26		1,174,000	2,761,837
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27		5,750,000	7,627,521
Fiverr International, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Israel)		5,473,000	6,898,780
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26		6,138,000	10,544,361
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22		1,509,000	4,807,492
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25		3,600,000	4,969,064
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25		4,976,000	5,186,630
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25		9,550,000	9,731,652
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25		9,942,000	20,803,635

			73,330,972
Electronics (3.1%)
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25		3,791,000	5,494,147
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27		7,762,000	15,572,513
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23		6,058,000	10,775,668

			31,842,328
Energy (other) (1.4%)
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)		5,614,000	7,449,778
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26		6,421,000	6,506,801

			13,956,579
Entertainment (2.6%)
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25		2,227,000	3,630,188
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25		5,579,000	8,634,841
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23		6,521,000	7,371,946
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26		6,846,000	6,897,345

			26,534,320
Gaming and lottery (0.8%)
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26		1,930,000	8,685,499

			8,685,499
Health-care services (1.7%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25		5,412,000	7,570,306
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25		421,000	2,067,110
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27		5,920,000	8,354,600

			17,992,016
Homebuilding (1.1%)
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		4,018,000	3,654,339
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25		5,505,000	7,183,331

			10,837,670
Leisure (0.5%)
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26		2,601,000	4,650,068

			4,650,068
Lodging/Tourism (0.4%)
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23		1,760,000	3,698,640

			3,698,640
Machinery (0.8%)
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25		6,146,000	7,732,436

			7,732,436
Media (0.7%)
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		3,935,000	7,124,134

			7,124,134
Medical technology (5.7%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/21 (China) (In default)(NON)(F)		3,213,000	205,632
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/21 (China) (In default)(NON)(F)		3,544,000	198,464
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24		4,035,000	5,652,962
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25		3,643,000	6,710,291
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		7,059,000	9,695,187
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25		4,696,000	5,267,090
Natera, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/27		2,821,000	8,080,023
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25, (Jersey)		5,321,000	6,586,513
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25		4,319,000	5,787,460
Repligen Corp. cv. sr. unsec. notes 0.375%, 7/15/24		2,595,000	4,736,170
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25		4,947,000	5,690,438

			58,610,230
Oil and gas (1.1%)
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25		8,065,000	11,122,549

			11,122,549
Pharmaceuticals (2.3%)
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23		1,178,000	2,720,534
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25		6,725,000	6,840,003
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25		5,855,000	6,967,693
Revance Therapeutics, Inc. 144A cv. sr. unsec. notes 1.75%, 2/15/27		6,386,000	6,815,341

			23,343,571
Real estate (0.6%)
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25		4,850,000	5,940,166

			5,940,166
Restaurants (0.6%)
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25		3,151,000	6,191,715

			6,191,715
Retail (4.0%)
American Eagle Outfitters, Inc. 144A cv. sr. unsec. unsub. notes 3.75%, 4/15/25		2,410,000	6,557,760
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25		6,834,000	9,145,719
Dick's Sporting Goods, Inc. 144A cv. sr. unsec. notes 3.25%, 4/15/25		3,355,000	6,882,255
Guess?, Inc. cv. sr. unsec. sub. notes 2.00%, 4/15/24, (acquired various dates from 4/24/19 to 5/20/19, cost $3,439,168)(RES)		3,451,000	3,945,009
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25		4,425,000	7,281,343
RH 144A cv. sr. unsec. notes zero %, 9/15/24		3,116,000	7,144,599

			40,956,685
Schools (1.2%)
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25		2,494,000	4,761,046
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26		6,583,000	7,626,406

			12,387,452
Semiconductor (0.6%)
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23		1,745,000	6,245,956

			6,245,956
Software (9.4%)
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		13,334,000	17,211,817
Everbridge, Inc. cv. sr. unsec. notes 0.125%, 12/15/24, (acquired various dates from 11/24/20 to 12/11/19, cost $5,092,040)(RES)		4,873,000	6,651,329
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		4,602,000	6,844,893
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26		6,990,000	7,787,869
MicroStrategy, Inc. 144A cv. sr. unsec. notes 0.75%, 12/15/25		2,225,000	3,987,409
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26		12,846,000	16,737,800
SailPoint Technologies Holding, Inc. cv. sr. unsec. notes 0.125%, 9/15/24		2,788,000	5,599,205
Sea, Ltd. 144A cv. sr. unsec. notes 2.375%, 12/1/25 (Thailand)		2,275,000	5,669,016
Shopify, Inc. cv. sr. unsec. notes 0.125%, 11/1/25 (Canada)		5,430,000	6,400,613
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22		3,151,000	5,047,176
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25		6,415,000	9,472,700
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26		5,115,000	5,447,475

			96,857,302
Technology services (4.8%)
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23		1,895,000	6,164,410
DocuSign, Inc. 144A cv. sr. unsec. notes zero %, 1/15/24		4,278,000	4,473,184
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25		12,550,000	16,555,171
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26		6,020,000	14,400,175
TechTarget, Inc. 144A cv. sr. unsec. sub. notes 0.125%, 12/15/25		6,141,000	7,622,881

			49,215,821
Telecommunications (0.6%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(NON)(F)		5,121,000	512
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%, 6/1/24		6,191,000	6,583,938

			6,584,450
Utilities and power (0.7%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25		6,070,000	6,970,677

			6,970,677

Total convertible bonds and notes (cost $607,616,655)			$823,416,357

CONVERTIBLE PREFERRED STOCKS (15.6%)(a)
	Shares	Value
Banking (0.5%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	4,055	$5,931,573

		5,931,573
Commercial and consumer services (0.5%)
Sabre Corp. $6.50 cv. pfd.	32,525	4,676,770

		4,676,770
Conglomerates (1.7%)
Danaher Corp. 5.00% cv. pfd.(S)	12,585	17,261,586

		17,261,586
Consumer (1.0%)
Stanley Black & Decker, Inc. $5.25 cv. pfd.(S)	96,125	10,419,950

		10,419,950
Electric utilities (3.7%)
Dominion Energy, Inc. $7.25 cv. pfd.	63,345	6,252,152
DTE Energy Co. $3.13 cv. pfd.	106,930	4,959,413
NextEra Energy, Inc. $2.436 cv. pfd.	340,792	20,798,536
PG&E Corp. $5.50 cv. pfd.	57,695	6,580,692

		38,590,793
Electrical equipment (0.4%)
Fortive Corp. Ser. A, 5.00% cv. pfd.	3,790	3,645,170

		3,645,170
Electronics (2.3%)
Broadcom, Inc. 8.00% cv. pfd.	16,312	23,958,250

		23,958,250
Financial (0.9%)
KKR & Co., Inc. $3.00 cv. pfd.(S)	154,178	8,896,071

		8,896,071
Food (0.7%)
Bunge, Ltd. $4.875 cv. pfd.	61,911	6,708,057

		6,708,057
Medical technology (1.9%)
Avantor, Inc. $3.13 cv. pfd.	109,195	10,095,078
Boston Scientific Corp. $5.50 cv. pfd.(S)	46,943	5,095,157
Elanco Animal Health, Inc. $2.50 cv. pfd.	98,887	4,499,359

		19,689,594
Real estate (0.6%)
QTS Realty Trust, Inc. Ser. B, $6.50 cv. pfd.	40,759	5,973,292

		5,973,292
Regional Bells (—%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	190	9,447

		9,447
Trucks and parts (1.0%)
Aptiv PLC $5.50 cv. pfd.	67,935	10,596,429

		10,596,429
Water Utilities (0.4%)
Essential Utilities, Inc. $3.00 cv. pfd.	70,705	4,168,419

		4,168,419

Total convertible preferred stocks (cost $138,753,058)		$160,525,401

COMMON STOCKS (1.2%)(a)
	Shares	Value
Advanced Micro Devices, Inc.(NON)	56,135	$4,807,401
Bank of America Corp.	164,790	4,886,018
GT Advanced Technologies, Inc.(NON)(F)	552	29,664
Lam Research Corp.	4,420	2,139,059

Total common stocks (cost $7,776,682)		$11,862,142

PREFERRED STOCKS (1.1%)(a)
	Shares	Value
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	9,965	$11,448,589

Total preferred stocks (cost $10,280,379)		$11,448,589

SHORT-TERM INVESTMENTS (5.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.15%(AFF)	32,882,835	$32,882,835
Putnam Short Term Investment Fund Class P 0.13%(AFF)	24,856,861	24,856,861

Total short-term investments (cost $57,739,696)		$57,739,696
TOTAL INVESTMENTS

Total investments (cost $822,166,470)		$1,064,992,185

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,029,258,821.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $23,655,811, or 2.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$16,242,955	$59,604,135	$42,964,255	$11,882	$32,882,835
	Putnam Short Term Investment Fund**	22,121,198	150,196,450	147,460,787	9,312	24,856,861

	Total Short-term investments	$38,364,153	$209,800,585	$190,425,042	$21,194	$57,739,696
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $32,882,835, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $31,901,419. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$4,886,018	$—	$—
Technology	6,946,460	—	29,664

Total common stocks	11,832,478	—	29,664
Convertible bonds and notes	—	823,011,749	404,608
Convertible preferred stocks	70,396,920	90,128,481	—
Preferred stocks	—	11,448,589	—
Short-term investments	—	57,739,696	—

Totals by level	$82,229,398	$982,328,515	$434,272
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com